Costs of services and general and administrative costs - Summary of Operating Costs (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Analysis of income and expense [abstract]
Costs of services	[1]	£ 10,825.1	£ 10,559.1	[2]	£ 10,481.6	[2]
General and administrative costs	[1]	1,113.1	1,242.3	[2]	1,086.9	[2]
Costs of services and general and administrative costs		11,938.2	11,801.4		11,568.5
Costs of services and general and administrative costs include:
Staff costs (note 5)		7,090.6	6,950.6	[2]	7,065.1	[2]
Establishment costs		672.9	756.6		769.5
Media pass-through costs		1,656.2	1,458.0		1,429.4
Other costs of services and general and administrative costs	[3]	2,518.5	2,636.2		2,304.5
Goodwill impairment (note 14)	[4]	47.7	176.5	[2]	27.1	[2]
Investment write-downs		7.5	2.0		91.7
Restructuring and transformation costs		153.5	265.5		56.8
Litigation settlement		(16.8)
Gain on sale of freehold property in New York	[1]	(7.9)
Amortisation and impairment of acquired intangible assets		121.5	201.8		138.0
Amortisation of other intangible assets		21.2	20.7		20.1
Depreciation of property, plant and equipment		185.5	188.6		189.0
Depreciation of right-of-use assets		301.6
Losses on sale of property, plant and equipment		3.2	0.6		1.2
Gains on disposal of investments and subsidiaries		(40.4)	(237.9)		(98.7)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership		(0.4)	(2.0)		0.3
Net foreign exchange losses/(gains)		6.1	£ (13.0)		£ 8.0
Short-term lease expense		83.8
Low-value lease expense		£ 2.9

[1]	Figures have been restated, as described in the accounting policies.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[3]	Other costs of services and general and administrative costs include £731.4 million (2018: £713.0 million, 2017: £573.1 million) of other pass-through costs.
[4]	Figures in 2018 have been restated, as described in the accounting policies.